UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

General Government
Securities Money
Market Fund

SEMIANNUAL REPORT May 31, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Government Securities
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Government Securities Money Market Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, General Government Securities Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Money market yields remained near zero percent as the Federal Reserve Board (the “Fed”) maintained short-term interest rates at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements).The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

Monetary Policy Unchanged Despite Economic Optimism

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate that has remained in a range between 0% and 0.25%. In addition, the Fed embarked in the fall of 2010 on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum over the final months of 2010.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Indeed, December 2010 saw better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter of 2010. January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during the month, and the unemployment rate fell to 8.9%.The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Yet, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth. A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity. May produced more mixed economic data. While industrial production picked up

4

after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high. The housing market continued to deteriorate with declines in both existing home sales and housing starts.

An Unwavering Focus on Quality

The low federal funds rate kept yields of short-term U.S. government securities near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated securities typically entail.Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

High commodity prices and the expected end of the Fed’s quantitative easing program could fuel inflationary fears, potentially causing investors to anticipate higher short-term interest rates down the road. In the meantime, as we have for some time, we intend to maintain the fund’s focus on quality and liquidity.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Government Securities Money Market Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ 1.00	$ 1.00
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ 1.01	$ 1.01
Ending value (after expenses)	$1,023.93	$1,023.93

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A and .20% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2011 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies—57.4%	Purchase (%)	Amount ($)		Value ($)
Federal Home Loan Bank:
6/1/11	0.27	50,000,000	[a]	49,979,615
8/12/11	0.06	125,000,000		124,985,000
8/15/11	0.17	8,817,000		8,813,877
Federal Home Loan Mortgage Corp.:
6/6/11	0.20	100,000,000	[b]	99,997,222
6/21/11	0.22	100,000,000	[b]	99,988,056
6/27/11	0.21	50,000,000	[b]	49,992,417
7/12/11	0.21	40,000,000	[b]	39,990,433
10/24/11	0.11	50,000,000	[b]	49,977,847
Federal National Mortgage Association:
6/1/11	0.32	50,000,000	[a,b]	49,984,800
6/20/11	0.07	75,000,000	[b]	74,997,229
10/17/11	0.21	40,000,000	[b]	40,712,522
10/26/11	0.10	100,000,000	[b]	99,961,208
Straight-A Funding LLC
6/2/11	0.25	40,000,000	[c]	39,999,722
Total U.S. Government Agencies
(cost $829,379,948)				829,379,948

U.S. Treasury Notes—5.9%
11/15/11	0.29	10,000,000		10,066,248
2/29/12	0.27	75,000,000		75,329,677
Total U.S. Treasury Notes
(cost $85,395,925)				85,395,925

Repurchase Agreements—36.7%
Barclays Capital, Inc.
dated 5/31/11, due 6/1/11 in the amount
of $36,000,110 (fully collateralized by
$34,414,400 U.S. Treasury Notes, 3.625%,
due 12/31/12, value $36,720,022)	0.11	36,000,000		36,000,000
Credit Agricole Securities (USA) Inc.
dated 5/31/11, due 6/1/11 in the amount
of $145,000,403 (fully collateralized by
$24,956,000 U.S. Treasury Bills, due 2/9/12,
value $24,937,283 and $121,751,300
U.S. Treasury Notes, 0.50%-2.375%,
due 3/15/12-5/31/18, value $122,962,770)	0.10	145,000,000		145,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Repurchase Agreements (continued)	Purchase (%)	Amount ($)	Value ($)
Deutsche Bank Securities Inc.
dated 5/31/11, due 6/1/11 in the amount
of $100,000,250 (fully collateralized by
$311,273,295 U.S. Treasury Strips,
due 2/15/21-11/15/39, value $102,000,017)	0.09	100,000,000	100,000,000
Merrill Lynch & Co. Inc.
dated 5/31/11, due 6/1/11 in the amount
of $150,000,375 (fully collateralized by
$98,123,000 U.S. Treasury Bonds, 8%,
due 11/15/21, value $141,546,182 and
$9,437,100 U.S. Treasury Inflation
Protected Securities, 2.50%, due 1/15/29,
value $11,453,866)	0.09	150,000,000	150,000,000
Morgan Stanley
dated 5/31/11, due 6/1/11 in the amount
of $100,000,222 (fully collateralized by
$61,330,800 U.S. Treasury Inflation
Protected Securities, 3.375%,
due 4/15/32, value $102,000,142)	0.08	100,000,000	100,000,000
Total Repurchase Agreements
(cost $531,000,000)			531,000,000

Total Investments (cost $1,445,775,873)		100.0%	1,445,775,873

Cash and Receivables (Net)		.0%	215,623

Net Assets		100.0%	1,445,991,496

a Variable rate security—interest rate subject to periodic change.
b The Federal Housing Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, this security amounted to $39,999,722 or 2.8% of net assets.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Government Agencies	57.4	U.S. Treasury Notes	5.9
Repurchase Agreements	36.7		100.0
† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including repurchase
agreements of $531,000,000)—Note 1(b)	1,445,775,873	1,445,775,873
Cash		1,290,524
Interest receivable		487,174
Prepaid expenses		107,351
		1,447,660,922
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		190,795
Payable for shares of Common Stock redeemed		1,406,481
Accrued expenses		72,150
		1,669,426
Net Assets ($)		1,445,991,496
Composition of Net Assets ($):
Paid-in capital		1,446,059,891
Accumulated net realized gain (loss) on investments		(68,395)
Net Assets ($)		1,445,991,496

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	68,932,049	1,377,059,447
Shares Outstanding	68,937,012	1,377,138,645
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund	9

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	1,469,110
Expenses:
Management fee—Note 2(a)	3,719,272
Shareholder servicing costs—Notes 1 and 2(c)	2,177,011
Distribution fees, service and prospectus fees—Note 2(b)	1,508,043
Shareholders’ reports	172,489
Custodian fees—Note 2(c)	56,255
Professional fees	41,081
Directors’ fees and expenses—Note 2(d)	33,110
Registration fees	19,448
Miscellaneous	12,478
Total Expenses	7,739,187
Less—reduction in expenses due to undertaking—Note 2(a)	(6,123,551)
Less—reduction in shareholder servicing costs
due to undertaking—Note 2(c)	(146,261)
Less—reduction in fees due to earnings credits—Note 2(c)	(517)
Net Expenses	1,468,858
Investment Income—Net	252
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	40,316
Net Increase in Net Assets Resulting from Operations	40,568

See notes to financial statements.

10

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	252	572
Net realized gain (loss) on investments	40,316	14,541
Net Increase (Decrease) in Net Assets
Resulting from Operations	40,568	15,113
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1)	(10)
Class B Shares	(251)	(562)
Total Dividends	(252)	(572)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	161,643,497	442,148,450
Class B Shares	1,445,388,223	2,973,880,756
Dividends reinvested:
Class A Shares	1	10
Class B Shares	251	561
Cost of shares redeemed:
Class A Shares	(164,083,318)	(465,858,850)
Class B Shares	(1,554,928,164)	(3,188,485,736)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(111,979,510)	(238,314,809)
Total Increase (Decrease) in Net Assets	(111,939,194)	(238,300,268)
Net Assets ($):
Beginning of Period	1,557,930,690	1,796,230,958
End of Period	1,445,991,496	1,557,930,690

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.020	.043	.041
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.020)	(.043)	(.041)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.04	2.01	4.44	4.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84[c]	.82	.81	.81	.78	.80
Ratio of net expenses
to average net assets	.20[c]	.25	.52	.81	.78	.80
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.04	1.84	4.45	4.06
Net Assets, end of period
($ x 1,000)	68,932	71,370	95,080	121,137	66,357	360,382

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

12

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.018	.042	.039
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.018)	(.042)	(.039)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.01	1.79	4.25	3.95
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.04	1.05	1.04	1.04	1.03
Ratio of net expenses
to average net assets	.20[c]	.25	.56	1.02	1.01	1.01
Ratio of net investment
income to average
net assets	.00[b,c]	.00[b]	.01	1.67	4.16	3.89
Net Assets,
end of period
($ x 1,000)	1,377,059	1,486,561	1,701,151	2,172,308	1,426,190	1,089,717

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Government Securities Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, sub-accounting service fees amounted to $353,997 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierar-

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

chy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,445,775,873
Level 3—Significant Unobservable Inputs	—
Total	1,445,775,873

†	See Statement of Investments for additional detailed categorizations.

16

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the fund’s Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $108,711 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2010. If not applied, the carryover expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % the value of the fund’s average daily net assets, the fund may deduct from payments to be made

18

to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $228,206 for Class A and $5,895,345 for Class B shares during the period ended May 31, 2011.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing Class A shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2011, Class A shares were charged $72,717 pursuant to the Plan.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2011, Class B shares were charged $1,435,326 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”),Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, Class A shares were charged $13,710 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

20

The Manager had undertaken from December 1, 2010 through May 31, 2011, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2011, Class B shares were charged $1,769,983 pursuant to the Class B Shareholder Services Plan, of which $146,261 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $28,114 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $2,654 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $147.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $56,255 pursuant to the custody agreement.These fees were partially offset by earnings credits of $370.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $612,350, Rule 12b-1 distribution plan fees $244,971, shareholder services plan fees $351,948, custodian fees $44,513, chief compliance officer fees $3,006 and transfer agency per account fees $9,313, which are offset against an expense reimbursement currently in effect in the amount of $1,075,306.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

General
Treasury Prime
Money Market Fund

SEMIANNUAL REPORT May 31, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
11	Financial Highlights
13	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General Treasury Prime
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General Treasury Prime Money Market Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters. Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, General Treasury Prime Money Market Fund’s Class A shares produced an annualized yield of 0.00%, and its Class B shares produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Yields of U.S.Treasury bills remained near zero percent as the Federal Reserve Board (the “Fed”) maintained short-term interest rates at historically low levels.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

Monetary Policy Unchanged Despite Economic Optimism

The reporting period began in the midst of an economic recovery fueled, in part, by an overnight federal funds rate in a range between 0% and 0.25%. In addition, the Fed embarked in the fall of 2010 on a second round of quantitative easing of monetary policy through the purchase of $600 million of U.S.Treasury securities. Investors and analysts responded positively to this sign that the Fed was committed to preventing the onset of a double-dip recession, and the recovery seemed to gain more momentum over the final months of 2010.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Indeed, December 2010 saw better data from the labor market as new unemployment claims declined and the unemployment rate eased to 9.4%. The manufacturing sector expanded for the 17th consecutive month, and the holiday season was a relatively healthy one for retailers, bolstering the services sector. It was later announced that U.S. GDP accelerated to a 3.1% annualized growth rate during the fourth quarter of 2010. January 2011 brought more good news, with existing home sales climbing to its highest level since May 2010.Amid these signs of more robust growth, food and fuel prices rose sharply, signaling a potential increase in inflationary pressures.

In February, political unrest in the Middle East caused energy prices to surge higher, potentially threatening the reinvigorated economic recovery. Nonetheless, U.S. manufacturing activity reached its highest level in seven years during the month, and the unemployment rate fell to 8.9%.The global economy took another hit in March, when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Yet, higher energy prices and the tragedy in Japan appeared to have relatively little short-term impact on the U.S. economy, as activity expanded across several economic sectors in March, the private sector added 233,000 jobs and the unemployment rate dropped to 8.8%, its lowest reading in two years.

Economic headwinds seemed to intensify in April, when it was estimated that the U.S. economy grew at a surprisingly anemic 1.8% annualized rate during the first quarter of 2011. Slowdowns in consumer and government spending appeared to be the main factors behind deceleration of economic growth.A sharp rise in energy prices also dampened U.S. GDP and contributed to renewed inflation fears. However, other parts of the economy continued to fare well, as evidenced by another monthly increase in domestic manufacturing activity. May produced more mixed economic data.While industrial production picked up after slumping in March and April, employment data continued to disappoint, with new jobless claims remaining uncomfortably high.The housing market continued to deteriorate with declines in both existing home sales and housing starts.

An Unwavering Focus on Quality

The low federal funds rate kept yields of short-term U.S. Treasury securities near zero percent, and with narrow yield differences along the market’s maturity spectrum, it continued to make little sense to incur the additional credit and interest-rate risks that longer-dated securities typically entail. Therefore, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

High commodity prices and the expected end of the Fed’s quantitative easing program could fuel inflationary fears, potentially causing investors to anticipate higher short-term interest rates at some point in the months ahead. In the meantime, as we have for some time, we intend to maintain the fund’s focus on liquidity.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time.
Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Treasury Prime Money Market Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ .70	$ .65
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011

	Class A	Class B
Expenses paid per $1,000†	$ .71	$ .66
Ending value (after expenses)	$1,024.23	$1,024.28

Expenses are equal to the fund’s annualized expense ratio of .14% for Class A and .13% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

		Annualized
		Yield on
		Date of	Principal
U.S. Treasury Bills—70.0%		Purchase (%)	Amount ($)	Value ($)
6/2/11		0.09	61,000,000	60,999,842
6/9/11		0.02	401,000,000	400,998,217
6/16/11		0.02	13,000,000	12,999,885
6/23/11		0.09	50,000,000	49,997,174
6/30/11		0.15	67,570,000	67,561,988
7/21/11		0.01	3,000,000	2,999,979
7/28/11		0.16	35,000,000	34,991,094
8/4/11		0.04	2,000,000	1,999,875
8/11/11		0.18	30,000,000	29,989,350
8/18/11		0.05	224,000,000	223,977,402
8/25/11		0.16	50,000,000	49,981,701
9/1/11		0.17	15,000,000	14,993,579
Total U.S. Treasury Bills
(cost $951,490,086)				951,490,086

U.S. Treasury Notes—29.8%
6/30/11		0.16	58,000,000	58,044,734
6/30/11		0.22	50,000,000	50,196,173
8/1/11		0.10	175,000,000	175,261,422
9/30/11		0.06	120,000,000	121,760,059
Total U.S. Treasury Notes
(cost $405,262,388)				405,262,388
Total Investments (cost $1,356,752,474)			99.8%	1,356,752,474
Cash and Receivables (Net)			.2%	3,368,651
Net Assets			100.0%	1,360,121,125

Portfolio Summary (Unaudited)†
	Value (%)			Value (%)
U.S. Treasury Bills	70.0	U.S. Treasury Notes		29.8
				99.8

† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,356,752,474	1,356,752,474
Cash		1,332,029
Interest receivable		2,847,234
Prepaid expenses		70,036
		1,361,001,773
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		95,600
Payable for shares of Common Stock redeemed		675,415
Accrued expenses		109,633
		880,648
Net Assets ($)		1,360,121,125
Composition of Net Assets ($):
Paid-in capital		1,360,109,434
Accumulated net realized gain (loss) on investments		11,691
Net Assets ($)		1,360,121,125

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	26,306,562	1,333,814,563
Shares Outstanding	26,306,331	1,333,803,103
Net Asset Value Per Share ($)	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	874,032
Expenses:
Management fee—Note 2(a)	3,432,128
Shareholder servicing costs—Notes 1 and 2(c)	2,030,852
Distribution, service and prospectus fees—Note 2(b)	1,388,603
Shareholders' reports	98,811
Directors' fees and expenses—Note 2(d)	55,497
Custodian fees—Note 2(c)	52,909
Registration fees	34,273
Professional fees	33,897
Miscellaneous	4,918
Total Expenses	7,131,888
Less—reduction in expenses due to undertaking—Note 2(a)	(6,143,674)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(114,159)
Less—reduction in fees due to earnings credits—Note 2(c)	(252)
Net Expenses	873,803
Investment Income—Net	229
Net Realized Gain (Loss) on Investments—Note 1 (b) ($)	2,445
Net Increase in Net Assets Resulting from Operations	2,674
See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	229	460
Net realized gain (loss) on investments	2,445	9,246
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,674	9,706
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(40)	(458)
Class B Shares	(189)	(9,508)
Total Dividends	(229)	(9,966)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	64,701,400	151,366,043
Class B Shares	1,839,912,094	3,374,998,106
Dividends reinvested:
Class A Shares	40	458
Class B Shares	189	9,482
Cost of shares redeemed:
Class A Shares	(87,339,947)	(154,577,078)
Class B Shares	(1,828,134,035)	(3,605,927,399)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(10,860,259)	(234,130,388)
Total Increase (Decrease) in Net Assets	(10,857,814)	(234,130,648)
Net Assets ($):
Beginning of Period	1,370,978,939	1,605,109,587
End of Period	1,360,121,125	1,370,978,939
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.013	.039	.038
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.013)	(.039)	(.038)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.00[b]	1.28	4.01	3.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.78[c]	.75	.78	.79	1.09	1.05
Ratio of net expenses
to average net assets	.14[c]	.14	.36	.77	.80	.80
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.00[b]	.55	3.88	3.69
Net Assets, end of period
($ x 1,000)	26,307	48,945	52,156	78,293	1,020	2,244

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.000[a]	.010	.037	.036
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.010)	(.037)	(.036)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.00[b]	1.05	3.80	3.64
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.05[c]	1.04	1.05	1.07	1.20	1.20
Ratio of net expenses
to average net assets	.13[c]	.14	.33	.96	1.00	.99
Ratio of net investment
income to average
net assets	.00[b,c]	.00[b]	.00[b]	.52	3.60	3.64
Net Assets, end of period
($ x 1,000)	1,333,815	1,322,034	1,552,954	2,151,350	229,278	73,282

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

GeneralTreasury Prime Money Market Fund (the “fund”) is a separate diversified series of General Government Securities Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering two series, including the fund.The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 4 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (1 billion shares authorized) and Class B (3 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, sub-accounting service fees amounted to $332,853 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those secu-rities.For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	1,356,752,474
Level 3—Significant Unobservable Inputs	—
Total	1,356,752,474

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all ordinary income.The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (See the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time.The reduction in expenses, pursuant to the undertaking, amounted to $132,160 for Class A and $6,011,514 for Class B shares during the period ended May 31, 2011.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and oper-

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2011, Class A shares were charged $41,902 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2011, Class B shares were charged $1,346,701 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”),Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Manager had undertaken from December 1, 2010 through May 31, 2011, to reduce the expenses of Class A shares if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded .80% of the value of the average daily net assets of Class A shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2011, Class A shares were charged $923 pursuant to the Class A Shareholder Services Plan, of which $459 was reimbursed by the Manager.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services.The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2010 through May 31, 2011, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded an annual rate of 1.03% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at any time. During the period ended May 31, 2011, Class B shares were charged $1,664,265 pursuant to the Class B Shareholder Services Plan, of which $113,700 was reimbursed by the Manager.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $30,187 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $2,207 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $122.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $52,909 pursuant to the custody agreement.These fees were partially offset by earnings credits of $130.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $576,802, Rule 12b-1 distribution plan fees $230,725, shareholder services plan fees $338,352, custodian fees $44,986, chief compliance officer fees $3,006 and transfer agency per account fees $6,640, which are offset against an expense reimbursement currently in effect in the amount of $1,104,911.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund	21

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	July 25, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)